FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation on
Property, plant and equipment, at fair value	[1]	$ 506	$ 1,186	$ (1,975)
Long-term debt and credit facilities		(282)	(244)	697
Other assets and liabilities		48	201	(62)
Foreign currency translation, net		$ 190	$ 986	$ (1,138)

[1]	Includes intangible assets of $ 13 million (201 6 : $ 1 4 million and 2015: $ 13 million ) and construction work in process (“CWIP”) of $ 601 million (201 6 : $ 663 million and 2015: $ 405 million ).